Revenue - Disaggregation of Revenue Based on Product Category (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 1,870,346	$ 1,526,424	$ 1,501,848
Sample technologies
Disaggregation of Revenue [Line Items]
Revenue	803,867	548,365	546,636
Diagnostic solutions
Disaggregation of Revenue [Line Items]
Revenue	460,757	465,503	461,064
PCR / Nucleic acid amplification
Disaggregation of Revenue [Line Items]
Revenue	363,552	224,685	236,952
Genomics / NGS
Disaggregation of Revenue [Line Items]
Revenue	165,570	183,768	163,383
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 76,600	$ 104,103	$ 93,813